Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 2,561	$ 5,674
Short-term investments	2,430	5,972
Trading assets	9,063	8,441
Accounts receivable, net of allowance for doubtful accounts of $38 ($38 in 2013)	4,427	3,582
Inventories	4,273	4,172
Deferred tax assets	1,958	2,594
Other current assets	3,018	1,649
Total current assets	27,730	32,084
Property, plant and equipment, net	33,238	31,428
Marketable equity securities	7,097	6,221
Other long-term investments	2,023	1,473
Goodwill	10,861	10,513
Identified intangible assets, net	4,446	5,150
Other long-term assets	6,561	5,489
Total assets	91,956	92,358
Current liabilities:
Short-term debt	1,604	281
Accounts payable	2,748	2,969
Accrued compensation and benefits	3,475	3,123
Accrued advertising	1,092	1,021
Deferred income	2,205	2,096
Other accrued liabilities	4,895	4,078
Total current liabilities	16,019	13,568
Long-term debt	12,107	13,165
Long-term deferred tax liabilities	3,775	4,397
Other long-term liabilities	3,278	2,972
Commitments and contingencies (Notes 17 and 25)
Temporary equity	912	0
Stockholders' equity:
Preferred stock, $0.001 par value, 50 shares authorized; none issued	0	0
Common stock, $0.001 par value, 10,000 shares authorized; 4,752 shares issued and 4,748 shares outstanding (4,967 issued and outstanding in 2013) and capital in excess of par value	21,781	21,536
Accumulated other comprehensive income (loss)	666	1,243
Retained earnings	33,418	35,477
Total stockholders’ equity	55,865	58,256
Total liabilities, temporary equity, and stockholders’ equity	$ 91,956	$ 92,358